Other income and expenses	12 Months Ended
Dec. 31, 2019
Other income and expenses
Other income and expenses

8 Other income and expenses

8.1Other operating income

in EUR k	2017	2018	2019
Government grants	637	1,611	2,641
Gain on disposal of property, plant and equipment	—	—	532
Exchange rate gains	159	147	314
Income from the reversal of provisions	—	309	89
Others	247	239	205
Total other operating income	1,043	2,306	3,781

Government grants contain performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants.

In July 2019, the Group entered into a sale and leaseback transaction. According to which, the Group sold the Rostock headquarters building to a third party and then leased the building from the third party for a period of 12 years at a fixed rate per month with the option to extend. The sale of the Rostock headquarters resulted in a gain of EUR 532k and is recognized in the current period (See note 13.1).

8.2Other operating expenses

in EUR k	2017	2018	2019
Currency losses	84	250	192
Provision for expected credit losses (note 21.2)	367	792	752
Other	6	23	1,092
Total other operating expenses	457	1,065	2,036

Other operating expenses for the year ended December 31, 2019 included costs incurred related to the IPO charged to profit and loss of EUR 1,092k (2018: EUR nil; 2017: EUR nil).

8.3Financial costs, net

in EUR k	2017	2018	2019
Interest expenses from loans	(827)	(922)	(1,690)
Unwinding of the discount on lease liabilities	(194)	(153)	(339)
Interest income from loans and receivables	14	33	16
Total	(1,007)	(1,042)	(2,013)

8.4Employee benefits expense

in EUR k	2017	2018	2019
Wages and salaries	13,505	17,965	23,854
Social security contributions	2,144	2,492	3,212
Share‑based payments	894	5,521	5,714
Termination benefits	35	56	63
Total	16,578	26,034	32,843

Social security contributions include contributions to state pension scheme of EUR 1,136k (2018: EUR 1,046k; 2017: EUR 987k) as defined contribution plan expenses.